Subsequent Events	6 Months Ended
Jun. 30, 2016
Subsequent Events [Abstract]
Subsequent Events
15. Subsequent Events:
15.1 On August 11, 2016, the Company entered into agreements with Samsung Heavy Industries (“SHI”) to amend certain terms relating to contracts for the construction of our three seventh generation drilling units (the Ocean Rig Santorini, the Ocean Rig Crete and the Ocean Rig Amorgos) which were previously scheduled for delivery in 2017, 2018 and 2019, respectively. As part of the agreements, the delivery of the Ocean Rig Santorini and the Ocean Rig Crete were postponed to June 2018 and January 2019, respectively, certain installments were rescheduled and the total construction costs were increased to $694,790 and $709,565, respectively. With respect to the Ocean Rig Amorgos, the Company agreed to suspend its construction for a period of up to 18 months, with an option to the parties to reinstate the construction at any time during this period. (See also “Recent Development” in the Management's Discussion and Analysis)